Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2020
Accounts receivable
Schedule of allowance for credit losses related to accounts receivable

Allowance for
Credit Losses
$
Balance as of December 31, 2019	—
Current period provision for expected credit losses	2
Amounts written-off	—
Recoveries of amounts previously written-off	—
Balance as of June 30, 2020	2